Funding Facilities	12 Months Ended
Feb. 28, 2025
Funding Facilities [Abstract]
FUNDING FACILITIES

33. FUNDING FACILITIES

Bank overdraft and overdraft facility

In March 2020, Cartrack Proprietary Limited entered into an unsecured short-term overdraft and other facilities with Capitec Bank Limited, previously Mercantile Bank (“Capitec Bank”), pursuant to a Short-Term Facility Letter, as amended and supplemented from time to time (the “Overdraft Facility”). Pursuant to the most recent Addendum to the Short-Term Facility Letter, dated April 18, 2024, the Overdraft Facility was increased to ZAR 300.0 million. Amounts due under the Overdraft Facility bear interest at Capitec Bank’s prime lending rate, which as at the date of this annual report was 10.75%. Subject to completion of documentation, Capitec Bank has approved the extension of the expiry date to March 31, 2026.

As of February 28, 2025, ZAR 205.3 million (2024: ZAR 23.4 million) of the facility had been utilized.

Term loan facility

In February 2021, Cartrack Proprietary Limited entered into a funding facility (the “Loan”) of ZAR 925.0 million with The Standard Bank of South Africa Limited (“Standard Bank”). The Loan consisted of an uncommitted term facility of ZAR 850.0 million and a committed term facility of ZAR 75.0 million. The Loan was terminated on February 26, 2024.